Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2013
Summary of Stock Option Plans and Changes

A summary of the status of the Company’s stock option plans and the changes during the nine months ended September 30, 2013, is presented in the table below:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life	Intrinsic Value
Options outstanding at January 1, 2013	200,000	$3.05	4.2 years	$—
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—

Options outstanding at September 30, 2013	200,000	$3.05	3.5 years	$—

Exercisable, September 30, 2013	200,000	$3.05	3.5 years	$—